Common Shares (Details) (USD $)	Dec. 17, 2013	Nov. 14, 2013
Common Stock, Issuance for Cash		$ 3,500
Common Stock, Issuance for Services	6,000
Common Stock
Common Stock, Issuance for Cash		50,000
Common Stock, Issuance for Services	60,000
Common Stock, Cash Received
Common Stock, Issuance for Cash		5
Paid in Capital
Common Stock, Issuance for Cash		3,495
Common Stock, Issuance for Services	$ 5,980